Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (15,445,859)	$ (24,232,207)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred tax expense	3,031,244	(3,071,805)
Depreciation and amortization	1,506,006	1,790,686
Provision for contingent liabilities		(225,412)
Provision for expected credit losses	258,665
Share-based compensation	35,038,447	20,610,934
Unrealized foreign exchange loss	(1,542,302)	(154,018)
Write-off of deferred equity offering costs	7,603,867
Net effect of changes in assets and liabilities:
Net receivables from brokers, dealers and clearing organizations	(43,721,591)	(57,279,747)
Net customer receivables and customer payables	311,899,108	199,543,371
Customer-held fractional shares	(19,204,083)	(28,083,311)
Prepaid expenses and other current assets	(1,593,216)	5,451,174
Operating lease right-of-use assets	2,101,723	(56,144,310)
Accounts payable and other accrued expenses	(5,446,577)	1,292,018
Operating lease liabilities-current	(1,603,447)	1,572,952
Operating lease liabilities-non-current	(820,132)	1,562,350
Net cash provided by operating activities	272,061,853	62,632,675
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(402,315)	(971,028)
Investment in limited liability company units	(1,000,000)
Net cash used in investing activities	(1,402,315)	(971,028)
Cash flows from financing activities:
Proceeds from sale of preferred shares		40,297,282
Proceeds from exercise of options		48,700
Proceeds from incentive warrants exercised	168,270,630
Proceeds from public warrants exercised	9,252,946
Borrowing from revolving credit agreement	30,000,000
Principal payments made on revolving credit agreement	(30,000,000)
Principal payments made on insurance premium financing agreement	(470,751)
Net cash provided by financing activities	177,052,825	40,345,982
Net increase in cash, cash equivalents and segregated cash	447,712,363	102,007,629
Effective of exchange rate changes	9,523,889	(2,764,555)
Cash, cash equivalents and segregated cash at beginning of the period	1,209,960,161	994,142,467
Cash, cash equivalents and segregated cash at end of the period	1,667,196,413	1,093,385,541
Cash, cash equivalents and segregated cash
Cash and cash equivalents	476,682,552	335,912,084
Segregated cash	1,190,513,861	757,473,457
Cash, cash equivalents and segregated cash at end of the period	1,667,196,413	1,093,385,541
Non-cash financing activities:
Equity issuance costs offset against offering proceeds	430,066
Insurance premium financing agreement	2,166,090
Ordinary share warrants issued to preferred shareholders	15,600,000
Ordinary shares issued to preferred shareholders	513,080,828
Ordinary shares issued to settle accounts payable	1,443,000
Preferred shares redemption value accretion	(21,702,737)	(1,098,804,125)
Promissory notes issued to repurchase preferred shares	100,000,000
Reclassification of repurchased preferred shares' excess carrying value from mezzanine equity to shareholders' equity	38,093,537
Reclassification of mezzanine equity to shareholders' equity from conversion of redeemable preferred shares	2,745,357,933
Supplemental disclosure:
Income taxes paid	6,281,913	8,807,037
Interest paid	$ 233,350